Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease
Weighted Average Remaining Lease Term	4 years 1 month 6 days	4 years 1 month 6 days	4 years 2 months 12 days
Weighted Average Discount Rate	2.44%	2.44%	3.61%
Operating Lease Cost	¥ 5,113	$ 731	¥ 5,910	¥ 8,029
Short Term Lease Cost	833	$ 119	742	231
Operating leases capitalized	¥ 0		¥ 0	¥ 0